Net financial income (loss) - Narrative (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of financial instruments by type of interest rate [line items]
Income from cash and cash equivalents	€ 677	€ 598
Interest costs		4,200
Interest expense	14,503	4,174
Short-term bank deposits	93,907		€ 51,940
USD
Disclosure of financial instruments by type of interest rate [line items]
Net foreign exchange loss	1,300	3,600
Short-term bank deposits	1,500	3,500
HCR Royalty Financing
Disclosure of financial instruments by type of interest rate [line items]
Interest costs	14,500
Impact of accretion and discounting	(1,200)	1,000
Increase (decrease) related to adjustments for income forecast projections	(1,000)	2,400
HCR Royalty Financing | Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Interest expense	4,900	€ 4,100
Royalty Financing Agreement | Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Interest expense	€ 9,600